GREAT-WEST FUNDS, INC.
GREAT-WEST SHORT DURATION BOND FUND
Schedule of Investments
As of September 30, 2020 (Unaudited)
Principal Amount		Fair Value
ASSET-BACKED SECURITIES
Non-Agency — 9.82%
	American Credit Acceptance Receivables Trust(a)
	Series 2020-3 Class B
$1,500,000	1.15%, 08/13/2024	$ 1,504,598
	Series 2020-3 Class C
1,250,000	1.85%, 06/15/2026	1,263,977
27,213	Asset Backed Funding Certificates Trust(b) Series 2004-OPT4 Class A1 0.77%, 04/25/2034 1-mo. LIBOR + 0.62%	27,227
3,000,000	Barings Ltd(a)(b) Series 2018-3A Class C 2.17%, 07/20/2029 3-mo. LIBOR + 1.90%	2,932,113
1,500,000	BlueMountain Ltd(a)(b) Series 2018-3A Class D 3.49%, 10/25/2030 3-mo. LIBOR + 3.25%	1,308,607
	Carlyle Global Market Strategies Ltd(a)(b)
	Series 2013-4A Class DRR
1,500,000	2.93%, 01/15/2031 3-mo. LIBOR + 2.65%	1,251,038
	Series 2017-3A Class B
1,500,000	2.62%, 07/20/2029 3-mo. LIBOR + 2.35%	1,439,817
1,000,000	CCG Receivables Trust(a) Series 2020-1 Class B 1.19%, 12/14/2027	1,007,760
8,022	Centex Home Equity Loan Trust(c) Series 2004-A Class AF6 4.27%, 01/25/2034	8,398
1,150,000	CIFC Funding Ltd(a)(b) Series 2015-1A Class DRR 2.86%, 01/22/2031 3-mo. LIBOR + 2.60%	1,060,874
1,200,000	Credit Acceptance Auto Loan Trust(a) Series 2020-2A Class A 1.37%, 07/16/2029	1,214,137
1,287,000	DB Master Finance LLC(a) Series 2019-1A Class A2I 3.79%, 05/20/2049	1,326,498
	Drive Auto Receivables Trust
	Series 2018-4 Class D
1,500,000	4.09%, 01/15/2026	1,566,565
	Series 2019-4 Class C
1,500,000	2.51%, 11/17/2025	1,534,836
	Series 2020-1 Class C
1,500,000	2.36%, 03/16/2026	1,536,791
119,713	GMACM Home Equity Loan Trust(c) Series 2007-HE2 Class A3 6.19%, 12/25/2037	124,044
996,958	M360 Advisors LLC(a) Series 2018-CRE1 Class A 4.40%, 07/24/2028	993,082
Principal Amount		Fair Value
Non-Agency — (continued)
$2,200,000	Magnetite XXIV Ltd(a)(b) Series 2019-24A Class B 2.13%, 01/15/2033 3-mo. LIBOR + 1.85%	$ 2,200,847
1,500,000	Octagon Investment Partners XVII Ltd(a)(b) Series 2013-1A Class DR2 2.74%, 01/25/2031 3-mo. LIBOR + 2.50%	1,319,335
650,000	Santander Drive Auto Receivables Trust Series 2020-3 Class C 1.12%, 01/15/2026	650,577
1,100,000	SCF Equipment Leasing LLC(a) Series 2020-1A Class A3 1.19%, 10/20/2027	1,109,626
12,224	Structured Receivables Finance 3 LLC(a) Series 2006-A Class A 5.55%, 01/15/2030	12,349
2,000,000	Volvo Financial Equipment LLC(a) Series 2019-1A Class A3 3.00%, 03/15/2023	2,041,675
3,756,000	Voya Ltd(a)(b) Series 2016-1A Class BR 2.07%, 01/20/2031 3-mo. LIBOR + 1.80%	3,558,866
		30,993,637
U.S. Government Agency — 0.00%(d)
1,366	Federal National Mortgage Association Grantor Trust(e) Series 2003-T4 Class 2A6 4.68%, 07/26/2033	1,404
TOTAL ASSET-BACKED SECURITIES — 9.82% (Cost $31,260,176)		$30,995,041
BANK LOANS
1,352,309	Allison Transmission Inc(b) 2.15%, 03/29/2026 1-mo. LIBOR + 2.00%	1,345,125
	Asurion LLC(b)
2,999,359	3.15%,08/04/2022 1-mo. LIBOR + 3.00%	2,956,619
938,691	3.15%,11/03/2023 1-mo. LIBOR + 3.00%	923,269
3,853,927	Bausch Health Cos Inc(b) 3.15%, 06/02/2025 1-mo. LIBOR + 3.00%	3,771,230
3,811,304	BJ's Wholesale Club Inc(b) 2.15%, 02/03/2024 1-mo. LIBOR + 2.00%	3,739,842
3,000,000	Burlington Coat Factory Warehouse Corp(b) 1.91%, 11/17/2024 1-mo. LIBOR + 1.75%	2,910,000

See Notes to Schedule of Investments.

September 30, 2020

GREAT-WEST FUNDS, INC.
GREAT-WEST SHORT DURATION BOND FUND
Schedule of Investments
As of September 30, 2020 (Unaudited)
Principal Amount		Fair Value
Bank Loans — (continued)
$2,447,443	Vyaire Medical Inc(b) 5.75%, 04/16/2025 1-mo. LIBOR + 4.75%	$ 1,827,425
TOTAL BANK LOANS — 5.54% (Cost $18,294,438)		$17,473,510
CORPORATE BONDS AND NOTES
Basic Materials — 3.76%
3,000,000	CF Industries Inc(a) 3.40%, 12/01/2021	3,077,115
6,000,000	Georgia-Pacific LLC(a) 3.73%, 07/15/2023	6,459,352
1,000,000	Nutrition & Biosciences Inc(a) 0.70%, 09/15/2022	1,001,572
1,250,000	Steel Dynamics Inc 2.80%, 12/15/2024	1,320,544
		11,858,583
Communications — 5.90%
4,500,000	Charter Communications Operating LLC / Charter Communications Operating Capital 4.46%, 07/23/2022	4,764,019
1,575,000	Discovery Communications LLC 2.95%, 03/20/2023	1,659,120
5,000,000	T-Mobile USA Inc(a) 3.50%, 04/15/2025	5,486,100
3,000,000	TWDC Enterprises 18 Corp 2.35%, 12/01/2022	3,117,317
3,500,000	Verizon Communications Inc(b) 1.38%, 05/15/2025 3-mo. LIBOR + 1.10%	3,575,453
		18,602,009
Consumer, Cyclical — 6.53%
	American Honda Finance Corp
1,484,000	2.05%, 01/10/2023	1,533,909
1,000,000	0.65%, 09/08/2023	999,652
1,250,000	Brinker International Inc 3.88%, 05/15/2023	1,231,250
3,000,000	Dollar Tree Inc 3.70%, 05/15/2023	3,225,949
3,000,000	Hasbro Inc 2.60%, 11/19/2022	3,113,379
1,000,000	Lennar Corp 4.13%, 01/15/2022	1,022,500
750,000	Macy's Retail Holdings LLC(f) 3.45%, 01/15/2021	740,625
3,000,000	Ralph Lauren Corp 1.70%, 06/15/2022	3,053,788
1,000,000	Toll Brothers Finance Corp 4.38%, 04/15/2023	1,045,235
1,500,000	Toyota Motor Credit Corp 1.80%, 02/13/2025	1,566,845
Principal Amount		Fair Value
Consumer, Cyclical — (continued)
$3,000,000	VF Corp 2.05%, 04/23/2022	$ 3,075,395
		20,608,527
Consumer, Non-Cyclical — 21.61%
6,000,000	AbbVie Inc(a) 2.60%, 11/21/2024	6,362,940
3,000,000	Anthem Inc 3.35%, 12/01/2024	3,291,492
1,000,000	Bacardi Ltd(a) 4.45%, 05/15/2025	1,116,736
	Bayer US Finance II LLC(a)
3,500,000	1.26%, 12/15/2023(b) 3-mo. LIBOR + 1.01%	3,532,105
2,000,000	3.88%, 12/15/2023	2,184,828
4,800,000	Becton Dickinson & Co(b) 1.28%, 06/06/2022 3-mo. LIBOR + 1.03%	4,833,219
4,000,000	Cigna Corp(b) 1.17%, 07/15/2023 3-mo. LIBOR + 0.89%	4,041,331
3,000,000	Constellation Brands Inc 2.70%, 05/09/2022	3,097,131
4,500,000	CVS Health Corp 2.63%, 08/15/2024	4,795,732
4,500,000	EMD Finance LLC(a) 2.95%, 03/19/2022	4,633,220
3,750,000	Emergent BioSolutions Inc(a) 3.88%, 08/15/2028	3,764,738
4,000,000	Gilead Sciences Inc 0.75%, 09/29/2023	4,008,140
4,500,000	HCA Inc 4.75%, 05/01/2023	4,908,682
3,000,000	Humana Inc 2.90%, 12/15/2022	3,138,243
2,500,000	Keurig Dr Pepper Inc 3.13%, 12/15/2023	2,688,242
1,000,000	McCormick & Co Inc 3.50%, 09/01/2023	1,062,560
3,000,000	Royalty Pharma PLC(a) 0.75%, 09/02/2023	2,991,810
3,000,000	Shire Acquisitions Investments Designated Activity Co 2.88%, 09/23/2023	3,184,301
	Upjohn Inc(a)
3,000,000	1.13%, 06/22/2022	3,022,860
1,500,000	1.65%, 06/22/2025	1,535,139
		68,193,449
Energy — 2.00%
1,500,000	Gray Oak Pipeline LLC(a) 2.00%, 09/15/2023	1,508,159
3,000,000	Plains All American Pipeline LP / PAA Finance Corp 3.65%, 06/01/2022	3,072,157

See Notes to Schedule of Investments.

September 30, 2020

GREAT-WEST FUNDS, INC.
GREAT-WEST SHORT DURATION BOND FUND
Schedule of Investments
As of September 30, 2020 (Unaudited)
Principal Amount		Fair Value
Energy — (continued)
$1,750,000	Valero Energy Corp 1.20%, 03/15/2024	$ 1,742,573
		6,322,889
Financial — 29.49%
3,000,000	AIG Global Funding(a) 0.80%, 07/07/2023	3,015,512
2,000,000	American Express Co 3.40%, 02/22/2024	2,172,658
2,500,000	Ameriprise Financial Inc 3.00%, 03/22/2022	2,594,000
	Bank of America Corp(b)
2,000,000	2.74%, 01/23/2022 3-mo. LIBOR + 0.37%	2,014,108
4,500,000	3.46%, 03/15/2025 3-mo. LIBOR + 0.97%	4,877,001
6,000,000	Bank of Nova Scotia(f) 1.95%, 02/01/2023	6,200,871
3,000,000	Capital One Bank NA(b) 2.01%, 01/27/2023 1-yr. SOFR + 0.62%	3,050,820
6,000,000	Citigroup Inc(b) 2.31%, 11/04/2022 1-yr. SOFR + 0.87%	6,117,070
2,100,000	Citizens Bank NA 2.65%, 05/26/2022	2,169,958
5,005,000	Goldman Sachs Group Inc(b) 2.91%, 07/24/2023 3-mo. LIBOR + 0.99%	5,189,230
1,000,000	Huntington National Bank 1.80%, 02/03/2023	1,027,688
3,250,000	ING Groep NV 4.10%, 10/02/2023	3,563,655
1,500,000	Intercontinental Exchange Inc 0.70%, 06/15/2023	1,503,855
6,000,000	JPMorgan Chase & Co(b) 3.21%, 04/01/2023 3-mo. LIBOR + 0.70%	6,234,181
250,000	Lehman Brothers Holdings Inc Escrow Account(g)(h) 0.00%, 10/15/2020	3,000
	Metropolitan Life Global Funding I(a)
2,000,000	1.95%, 01/13/2023	2,067,794
3,000,000	0.95%, 07/02/2025	3,026,667
5,500,000	Morgan Stanley 3.88%, 04/29/2024	6,060,807
3,000,000	New York Life Global Funding(a) 2.88%, 04/10/2024	3,221,974
3,000,000	Pacific Life Global Funding II(a) 0.50%, 09/23/2023	2,997,292
2,000,000	Royal Bank of Canada 1.95%, 01/17/2023	2,067,060
4,750,000	Simon Property Group LP REIT 2.00%, 09/13/2024	4,896,082
2,500,000	Synchrony Bank 3.00%, 06/15/2022	2,581,364
3,000,000	Tanger Properties LP REIT(f) 3.88%, 12/01/2023	3,016,919
Principal Amount		Fair Value
Financial — (continued)
$3,000,000	Toronto-Dominion Bank(b) 0.55%, 09/28/2023 1-yr. SOFR + 0.45%	$ 3,000,893
2,989,000	Truist Bank(b) 3.53%, 10/26/2021 3-mo. LIBOR + 0.50%	2,995,019
4,000,000	Wells Fargo & Co 4.13%, 08/15/2023	4,357,301
3,000,000	Wells Fargo Bank NA(b) 2.90%, 05/27/2022 3-mo. LIBOR + 0.61%	3,047,121
		93,069,900
Industrial — 4.95%
1,500,000	Ball Corp 4.00%, 11/15/2023	1,592,250
1,200,000	Carrier Global Corp(a) 1.92%, 02/15/2023	1,234,609
3,000,000	Caterpillar Financial Services Corp 0.45%, 09/14/2023	2,999,907
3,100,000	CNH Industrial Capital LLC 1.95%, 07/02/2023	3,150,307
5,000,000	JB Hunt Transport Services Inc 3.30%, 08/15/2022	5,204,798
1,345,000	Trimble Inc 4.15%, 06/15/2023	1,449,375
		15,631,246
Technology — 2.49%
3,000,000	Dell International LLC / EMC Corp(a) 5.45%, 06/15/2023	3,289,022
3,000,000	Hewlett Packard Enterprise Co 1.45%, 04/01/2024	3,038,141
1,500,000	PTC Inc(a) 3.63%, 02/15/2025	1,522,500
		7,849,663
Utilities — 2.64%
3,000,000	Dominion Energy Inc(b) 0.78%, 09/15/2023 3-mo. LIBOR + 0.53%	3,004,803
3,000,000	DTE Energy Co 2.60%, 06/15/2022	3,098,388
2,225,357	Southern California Edison Co 1.85%, 02/01/2022	2,227,928
		8,331,119
TOTAL CORPORATE BONDS AND NOTES — 79.37% (Cost $247,537,409)		$250,467,385

See Notes to Schedule of Investments.

September 30, 2020

GREAT-WEST FUNDS, INC.
GREAT-WEST SHORT DURATION BOND FUND
Schedule of Investments
As of September 30, 2020 (Unaudited)
Principal Amount		Fair Value
MORTGAGE-BACKED SECURITIES
Non-Agency — 3.24%
	BX Commercial Mortgage Trust(a)(b)
	Series 2019-XL Class A
$2,349,512	1.07%, 10/15/2036 1-mo. LIBOR + 0.92%	$ 2,348,807
	Series 2020-BXLP Class F
2,997,257	2.15%, 12/15/2036 1-mo. LIBOR + 2.00%	2,948,553
1,617	CHL Mortgage Pass-Through Trust(b) Series 2003-15 Class 1A1 0.65%, 06/25/2018 1-mo. LIBOR + 0.50%	1,585
1,500,000	CityLine Commercial Mortgage Trust(a)(c) Series 2016-CLNE Class A 2.87%, 11/10/2031	1,540,737
3,240,716	JPMBB Commercial Mortgage Securities Trust Series 2015-C27 Class ASB 3.02%, 02/15/2048	3,386,652
TOTAL MORTGAGE-BACKED SECURITIES — 3.24% (Cost $10,174,426)		$10,226,334
U.S. TREASURY BONDS AND NOTES
4,000,000	United States Treasury Note/Bond 0.13%, 08/31/2022	3,998,906
TOTAL U.S. TREASURY BONDS AND NOTES — 1.27% (Cost $3,999,858)		$3,998,906
SHORT TERM INVESTMENTS
Repurchase Agreements — 0.78%
1,600,000	Repurchase agreement (principal amount/value $1,600,000 with a maturity value of $1,600,000 with Daiwa Capital Markets America Inc, 0.01%, dated 9/30/20 to be repurchased at $1,600,000 on 10/1/20 collateralized by U.S. Treasury securities, 2.38% - 4.38%, 5/15/41 - 8/15/24, with a value of $1,632,093.	1,600,000
Principal Amount		Fair Value
Repurchase Agreements — (continued)
$ 844,760	Undivided interest of 1.20% in a repurchase agreement (principal amount/value $70,568,076 with a maturity value of $70,568,233) with RBC Capital Markets Corp, 0.08%, dated 9/30/20 to be repurchased at $844,760 on 10/1/20 collateralized by U.S. Treasury securities and various U.S. Government Agency securities, 0.00% - 5.50%, 10/27/20 - 7/15/61, with a value of $71,979,437.(i)	$ 844,760
TOTAL SHORT TERM INVESTMENTS — 0.78% (Cost $2,444,760)		$2,444,760
TOTAL INVESTMENTS — 100.02% (Cost $313,711,067)		$315,605,936
OTHER ASSETS & LIABILITIES, NET — (0.02)%		$(52,327)
TOTAL NET ASSETS — 100.00%		$315,553,609

See Notes to Schedule of Investments.

September 30, 2020

GREAT-WEST FUNDS, INC.
GREAT-WEST SHORT DURATION BOND FUND
Schedule of Investments
As of September 30, 2020 (Unaudited)
(a)	Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended.
(b)	Adjustable rate security; interest rate is subject to change. Interest rate shown reflects the rate in effect at September 30, 2020.
(c)	Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
(d)	Represents less than 0.005% of net assets.
(e)	Step bond; a zero coupon bond that converts to a fixed rate or variable interest rate at a designated future date. Rate disclosed represents effective yield at September 30, 2020. Maturity date disclosed represents final maturity date.
(f)	All or a portion of the security is on loan at September 30, 2020.
(g)	Security in bankruptcy.
(h)	Security in default.
(i)	Collateral received for securities on loan.
LIBOR	London Interbank Offered Rate is the interest rate banks charge each other for short-term loans.
LP	Limited Partnership
REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate is the secured interbank overnight interest rate and reference rate established as an alternative to LIBOR.
See Notes to Schedule of Investments.

September 30, 2020

GREAT-WEST FUNDS, INC.
GREAT-WEST SHORT DURATION BOND FUND
Notes to Schedule of Investments (Unaudited)

Security Valuation
The Board of Directors of the Fund has adopted policies and procedures for the valuation of the Fund’s securities and assets, and has appointed the Fair Value Pricing Committee of the investment adviser, Great-West Capital Management, LLC, to complete valuation determinations under those policies and procedures.
The Fund generally values its securities based on market prices determined at the close of regular trading on the New York Stock Exchange (NYSE) on each day the NYSE is open for trading. The net asset value (NAV) of each class of the Fund's shares is determined by dividing the net assets attributable to each class of shares of the Fund by the number of issued and outstanding shares of each class of the Fund on each valuation date.
Short term securities purchased with less than 60 days remaining until maturity and all U.S. Treasury Bills are valued on the basis of amortized cost, which has been determined to approximate fair value. Short term securities purchased with more than 60 days remaining until maturity are valued using pricing services, or in the event a price is not available from a pricing service, may be priced using other methodologies approved by the Board of Directors, including model pricing or pricing on the basis of quotations from brokers or dealers, and will continue to be priced until final maturity.
Fixed income investments, including bank loans, are valued using evaluated bid prices from approved pricing services when available and appropriate based on the conditions of the market. If a price cannot be located from either the primary or secondary sources, or if the market is determined to be illiquid or inactive, other appropriate sources, which may include the use of an internally developed valuation model, another external pricing vendor or sourcing a price from a broker, may be used.
Independent pricing services are approved by the Board of Directors and are utilized for all investment types when available. In some instances valuations from independent pricing services are not available or do not reflect events in the market between the time the market closed and the valuation time and therefore fair valuation procedures are implemented. The fair value for some securities may be obtained from pricing services or other pricing sources. The inputs used by the pricing services are reviewed quarterly or when the pricing vendor issues updates to its pricing methodologies. Broker quotes are analyzed through an internal review process, which includes a review of known market conditions and other relevant data. Developments that might trigger fair value pricing could be natural disasters, government actions or fluctuations in domestic and foreign markets.
The following table provides examples of the inputs that are commonly used for valuing particular classes of securities. These classifications are not exclusive, and any inputs may be used to value any other security class.
Class	Inputs
Asset-Backed Securities	Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications. Inputs may also include new issue data, collateral performance, and monthly payment information.
Bank Loans	Broker quotes, Loan Syndications and Trading Association daily marks, loan analytics and market news.
Corporate Bonds and Notes	Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications. Inputs also may include observations of equity and credit default swap curves related to issuer.
Mortgage-Backed Securities	Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market

September 30, 2020

research publications. Inputs may also include new issue data, collateral performance, TBA prices, monthly payment information and third party real estate analysis.
U.S. Treasury Bonds and Notes	Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications.
Short Term Investments	Maturity date, credit quality and interest rates.
The Fund classifies its valuations into three levels based upon the observability of inputs to the valuation of the Fund’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. Classification is based on the lowest level of input significant to the fair value measurement. The three levels are defined as follows:
Level 1 – Unadjusted quoted prices for identical securities in active markets.
Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. These may include quoted prices for similar assets in active markets.
Level 3 – Unobservable inputs to the extent observable inputs are not available and may include prices obtained from single broker quotes. Unobservable inputs reflect the Fund’s own assumptions and would be based on the best information available under the circumstances.
As of September 30, 2020, 100% of the Fund’s investments are valued using Level 2 inputs. More information regarding the sector and industry classifications, as applicable, are included in the Schedule of Investments.
Repurchase Agreements
The Fund may engage in repurchase agreement transactions with institutions that the Fund’s investment adviser has determined are creditworthy. The Fund will purchase securities at a specified price with an agreement to sell the securities to the same counterparty at a specified time, price and interest rate. The Fund’s custodian and/or securities lending agent receives delivery of the underlying securities collateralizing a repurchase agreement. Collateral is at least equal to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.

September 30, 2020